Note 10 - Long-term Debt - Schedule of Long-term Debt (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 22, 2016	Aug. 10, 2016	Jan. 27, 2016
Long-term debt	$ 813,008,000	$ 751,845,000
Other financing arrangements	587,494,000	564,709,000
Total long-term debt	1,400,502,000	1,316,554,000
Less: Deferred financing costs	(8,260,000)	(8,148,000)
Total long-term debt, net	1,392,242,000	1,308,406,000
Less: Long-term debt current portion	(195,491,000)	(151,546,000)
Add: Deferred financing costs, current portion	2,356,000	2,384,000
Total long-term debt, non-current, net	1,199,107,000	1,159,244,000
Credit Facility [Member]
Long-term debt	0	0
Loans Payable [Member] | Mas Shipping Co. Term Loan [Member]
Long-term debt	0	9,125,000
Loans Payable [Member] | Montes Shipping Co. and Kelsen Shipping Co. Term Loans [Member]
Long-term debt	27,000,000	32,000,000			$ 66,000,000
Loans Payable [Member] | Costamare Inc. 1 [Member]
Long-term debt	0	0
Loans Payable [Member] | Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co. [Member]
Long-term debt	140,062,000	147,702,000
Loans Payable [Member] | Raymond Shipping Co. and Terance Shipping Co. Term Loans [Member]
Long-term debt	88,678,000	94,135,000
Loans Payable [Member] | Costamare Inc. 2 [Member]
Long-term debt	0	0
Loans Payable [Member] | Uriza Shipping Co. Term Loan [Member]
Long-term debt	26,000,000	28,167,000
Loans Payable [Member] | Costis Maritime Co., Christos Maritime Co. and Capetanissa Maritime Co. [Member]
Long-term debt	71,625,000	77,875,000		$ 116,500,000
Loans Payable [Member] | Rena Maritime Co., Finch Shipping Co. and Joyner Carriers S.A. [Member]
Long-term debt	19,680,000	21,280,000	$ 37,500,000
Loans Payable [Member] | Nerida Shipping Company Term Loan [Member]
Long-term debt	14,475,000	15,375,000
Loans Payable [Member] | Costamare Inc. 3 [Member]
Long-term debt	174,187,000	198,986,000
Loans Payable [Member] | Singleton Shipping Co. and Tatum Shipping Co. Term Loan [Member]
Long-term debt	45,600,000	47,200,000
Loans Payable [Member] | Reddick Shipping Co. and Verandi Shipping Co.Term Loan [Member]
Long-term debt	22,560,000	25,000,000
Loans Payable [Member] | Costamare Inc. 4 [Member]
Long-term debt	47,141,000	55,000,000
Loans Payable [Member] | Bastian Shipping Co and Cadence Shipping Co Loan Agreement [Member]
Long-term debt	$ 136,000,000	$ 0